Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets, non-current
Net operating loss carrying forward
Total deferred tax assets
Valuation allowance
Total deferred tax assets